Investment Objectives and Goals	Aug. 31, 2026
Core Alternative ETF
Prospectus [Line Items]
Risk/Return [Heading]	Core Alternative ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Core Alternative ETF (the “Core Alternative ETF” or the “Fund”) seeks capital appreciation
Objective, Secondary [Text Block]	and capital preservation with a low correlation to the broader U.S. equity market.
Optimized Equity Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Optimized Equity Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Optimized Equity Income ETF (the “Optimized Equity Income ETF” or the “Fund”) seeks long-term capital appreciation
Objective, Secondary [Text Block]	with current income as a secondary consideration.